EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2011
Earnings Per Share [Abstract]
Schedule of earnings per share

	For the year ended December 31,
	(in millions, except per share data)
	2011	2010	2009
Income (loss) from continuing operations attributable to Terex Corporation common stockholders	$38.6	$(215.5)	$(407.5)
Income (loss) from discontinued operations-net of tax	5.8	(15.3)	21.7
Gain (loss) on disposition of discontinued operations-net of tax	0.8	589.3	(12.6)
Net income (loss) attributable to Terex Corporation	$45.2	$358.5	$(398.4)
Basic shares:
Weighted average shares outstanding	109.5	108.7	102.6
Earnings per share – basic:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain (loss) on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)
Diluted shares:
Weighted average shares outstanding	109.5	108.7	102.6
Effect of dilutive securities:
Stock options, restricted stock awards and convertible notes	1.2	—	—
Diluted weighted average shares outstanding	110.7	108.7	102.6
Earnings per share – diluted:
Income (loss) from continuing operations	$0.35	$(1.98)	$(3.97)
Income (loss) from discontinued operations-net of tax	0.05	(0.14)	0.21
Gain on disposition of discontinued operations-net of tax	0.01	5.42	(0.12)
Net income (loss) attributable to Terex Corporation	$0.41	$3.30	$(3.88)

Schedule of noncontrolling interest attributable to common stockholders
The following table provides information to reconcile amounts reported on the Consolidated Statement of Income to amounts used to calculate earnings per share attributable to Terex Corporation common stockholders (in millions) for the year ended December 31:

Noncontrolling Interest Attributable to Common Stockholders

Attribution of noncontrolling interest:	2011	2010	2009
Noncontrolling interest attributable to Income (loss) from continuing operations	$4.5	$(4.0)	$(1.1)
Noncontrolling interest attributable to Income (loss) from discontinued operations	—	—	(1.2)
Total noncontrolling interest	$4.5	$(4.0)	$(2.3)

Reconciliation of amounts attributable to common stockholders:	2011	2010	2009
Income (loss) from continuing operations	$34.1	$(211.5)	$(406.4)
Noncontrolling interest attributed to income (loss) from continuing operations	4.5	(4.0)	(1.1)
Income (loss) from continuing operations attributable to common stockholders	$38.6	$(215.5)	$(407.5)